Quarterly Holdings Report
for
Fidelity® Hedged Equity ETF
October 31, 2024
HED-NPRT3-1224
1.9911150.100
Common Stocks - 95.8%
	Shares	Value ($)
MEXICO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp	2,011	220,305
SWITZERLAND - 0.5%
Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.5%
TE Connectivity PLC	16,986	2,504,076
UNITED KINGDOM - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
TechnipFMC PLC	28,016	747,747
UNITED STATES - 95.1%
Communication Services - 10.7%
Diversified Telecommunication Services - 1.2%
AT&T Inc	133,700	3,013,598
Verizon Communications Inc	59,757	2,517,562
		5,531,160
Entertainment - 1.7%
Netflix Inc (a)	6,990	5,284,650
Playtika Holding Corp	56,776	444,555
Walt Disney Co/The	19,443	1,870,417
		7,599,622
Interactive Media & Services - 6.9%
Alphabet Inc Class A	53,373	9,132,654
Alphabet Inc Class C	51,446	8,884,210
Meta Platforms Inc Class A	24,034	13,641,218
		31,658,082
Media - 0.9%
Comcast Corp Class A	89,512	3,908,989
Wireless Telecommunication Services - 0.0%
T-Mobile US Inc	1,430	319,119
TOTAL COMMUNICATION SERVICES		49,016,972

Consumer Discretionary - 9.3%
Automobiles - 1.0%
Ford Motor Co	59,603	613,315
Tesla Inc (a)	15,775	3,941,384
		4,554,699
Broadline Retail - 3.0%
Amazon.com Inc (a)	73,164	13,637,770
Hotels, Restaurants & Leisure - 1.5%
Carnival Corp (a)	9,983	219,626
Chipotle Mexican Grill Inc (a)	42,916	2,393,425
DoorDash Inc Class A (a)	3,158	494,859
Hilton Worldwide Holdings Inc	3,355	787,922
International Game Technology PLC	108,641	2,207,585
Light & Wonder Inc Class A (a)	8,359	783,907
MGM Resorts International (a)	3,818	140,769
		7,028,093
Household Durables - 0.5%
Garmin Ltd	6,837	1,356,120
M/I Homes Inc (a)	660	100,049
Newell Brands Inc	5,454	47,995
Tri Pointe Homes Inc (a)	16,375	662,041
		2,166,205
Specialty Retail - 3.3%
Abercrombie & Fitch Co Class A (a)	11,109	1,464,055
Bath & Body Works Inc	11,057	313,797
Carvana Co Class A (a)	12,236	3,026,085
Gap Inc/The	37,818	785,480
Home Depot Inc/The	14,882	5,859,788
Ross Stores Inc	3,244	453,252
TJX Cos Inc/The	28,209	3,188,463
		15,090,920
TOTAL CONSUMER DISCRETIONARY		42,477,687

Consumer Staples - 4.0%
Beverages - 0.0%
Coca-Cola Co/The	2,103	137,347
Consumer Staples Distribution & Retail - 1.3%
Costco Wholesale Corp	2,269	1,983,514
Kroger Co/The	8,891	495,851
Walmart Inc	43,775	3,587,362
		6,066,727
Food Products - 0.1%
Mondelez International Inc	5,150	352,672
Household Products - 1.7%
Clorox Co/The	5,490	870,439
Colgate-Palmolive Co	28,100	2,633,251
Procter & Gamble Co/The	23,338	3,854,971
		7,358,661
Tobacco - 0.9%
Philip Morris International Inc	32,672	4,335,574
TOTAL CONSUMER STAPLES		18,250,981

Energy - 2.2%
Oil, Gas & Consumable Fuels - 2.2%
Chevron Corp	550	81,851
Devon Energy Corp	51,437	1,989,583
EOG Resources Inc	9,416	1,148,375
Exxon Mobil Corp	58,898	6,878,109
		10,097,918
Financials - 14.2%
Banks - 3.2%
Bank of America Corp	117,231	4,902,600
Citigroup Inc	35,909	2,304,281
JPMorgan Chase & Co	34,243	7,599,207
		14,806,088
Capital Markets - 3.4%
Bank of New York Mellon Corp/The	20,858	1,571,859
Blackrock Inc	1,007	987,897
Charles Schwab Corp/The	31,582	2,236,953
CME Group Inc Class A	7,566	1,705,074
Morgan Stanley	5,543	644,373
MSCI Inc	4,438	2,534,986
S&P Global Inc	7,248	3,481,649
SEI Investments Co	31,992	2,391,722
		15,554,513
Consumer Finance - 0.4%
American Express Co	6,892	1,861,391
Financial Services - 4.8%
Berkshire Hathaway Inc Class B (a)	20,485	9,237,096
Block Inc Class A (a)	33,385	2,414,403
Mastercard Inc Class A	11,866	5,928,135
PayPal Holdings Inc (a)	29,483	2,338,002
Visa Inc Class A	6,713	1,945,763
		21,863,399
Insurance - 2.4%
Allstate Corp/The	1,553	289,665
Cincinnati Financial Corp	3,707	522,057
Globe Life Inc	8,406	887,674
Loews Corp	4,034	318,525
Marsh & McLennan Cos Inc	11,403	2,488,591
Progressive Corp/The	11,388	2,765,348
The Travelers Companies, Inc.	9,411	2,314,541
Willis Towers Watson PLC	4,585	1,385,541
		10,971,942
TOTAL FINANCIALS		65,057,333

Health Care - 11.2%
Biotechnology - 3.5%
AbbVie Inc	27,766	5,660,655
Amgen Inc	4,021	1,287,363
Biogen Inc (a)	6,196	1,078,104
Exelixis Inc (a)	65,237	2,165,868
Gilead Sciences Inc	38,870	3,452,433
Incyte Corp (a)	16,402	1,215,716
Neurocrine Biosciences Inc (a)	7,995	961,559
United Therapeutics Corp (a)	1,275	476,812
		16,298,510
Health Care Equipment & Supplies - 0.9%
Becton Dickinson & Co	11,960	2,793,737
GE HealthCare Technologies Inc	9,241	807,201
Solventum Corp	8,456	613,736
		4,214,674
Health Care Providers & Services - 2.0%
Cardinal Health Inc	16,056	1,742,397
Centene Corp (a)	11,872	739,151
Cigna Group/The	8,987	2,829,197
CVS Health Corp	18,119	1,022,999
UnitedHealth Group Inc	4,447	2,510,332
Universal Health Services Inc Class B	1,918	391,866
		9,235,942
Health Care Technology - 0.1%
Veeva Systems Inc Class A (a)	2,582	539,199
Life Sciences Tools & Services - 1.0%
Medpace Holdings Inc (a)	4,602	1,446,040
Thermo Fisher Scientific Inc	6,017	3,287,208
		4,733,248
Pharmaceuticals - 3.7%
Bristol-Myers Squibb Co	62,904	3,508,156
Eli Lilly & Co	4,789	3,973,625
Johnson & Johnson	18,203	2,909,932
Merck & Co Inc	31,468	3,219,806
Pfizer Inc	104,553	2,958,850
		16,570,369
TOTAL HEALTH CARE		51,591,942

Industrials - 9.9%
Aerospace & Defense - 3.0%
GE Aerospace	11,661	2,003,126
Howmet Aerospace Inc	10,997	1,096,620
Lockheed Martin Corp	5,931	3,238,623
Northrop Grumman Corp	5,232	2,663,193
RTX Corp	17,040	2,061,670
Textron Inc	26,199	2,106,924
		13,170,156
Building Products - 1.0%
Allegion plc	13,206	1,843,954
Trane Technologies PLC	7,720	2,857,635
		4,701,589
Commercial Services & Supplies - 1.0%
Cintas Corp	14,188	2,920,032
Waste Management Inc	7,983	1,723,131
		4,643,163
Electrical Equipment - 0.4%
Eaton Corp PLC	6,005	1,991,138
Ground Transportation - 1.8%
CSX Corp	75,216	2,530,266
Lyft Inc Class A (a)	17,194	223,006
Norfolk Southern Corp	4,631	1,159,741
Uber Technologies Inc (a)	16,540	1,191,707
Union Pacific Corp	14,357	3,331,830
		8,436,550
Industrial Conglomerates - 0.2%
3M Co	7,918	1,017,224
Machinery - 1.2%
Caterpillar Inc	10,031	3,773,662
PACCAR Inc	17,285	1,802,480
		5,576,142
Passenger Airlines - 0.2%
SkyWest Inc (a)	11,833	1,126,502
Professional Services - 1.1%
Automatic Data Processing Inc	2,428	702,275
CACI International Inc (a)	4,448	2,457,787
Leidos Holdings Inc	9,134	1,672,983
		4,833,045
TOTAL INDUSTRIALS		45,495,509

Information Technology - 30.5%
Communications Equipment - 1.6%
Arista Networks Inc (a)	7,782	3,007,276
Cisco Systems Inc	63,815	3,495,148
Motorola Solutions Inc	2,296	1,031,707
		7,534,131
Semiconductors & Semiconductor Equipment - 11.6%
Advanced Micro Devices Inc (a)	241	34,721
Applied Materials Inc	18,836	3,420,241
Broadcom Inc	46,161	7,836,753
Cirrus Logic Inc (a)	2,658	291,902
KLA Corp	3,740	2,491,700
Micron Technology Inc	20,259	2,018,809
Monolithic Power Systems Inc	1,188	902,048
NVIDIA Corp	240,512	31,930,373
Qorvo Inc (a)	6,595	469,960
QUALCOMM Inc	23,319	3,795,634
		53,192,141
Software - 10.0%
Adobe Inc (a)	8,655	4,137,782
Alarm.com Holdings Inc (a)	15,432	822,989
DocuSign Inc (a)	11,405	791,279
Dropbox Inc Class A (a)	94,393	2,440,059
Fortinet Inc (a)	6,726	529,067
Gen Digital Inc	20,662	601,471
Microsoft Corp	62,393	25,353,396
Oracle Corp	1,020	171,196
Pegasystems Inc	11,408	906,252
Salesforce Inc	17,257	5,028,172
Teradata Corp (a)	54,756	1,764,786
Workday Inc Class A (a)	2,799	654,546
Zoom Video Communications Inc Class A (a)	33,582	2,509,919
		45,710,914
Technology Hardware, Storage & Peripherals - 7.3%
Apple Inc	148,013	33,437,617
TOTAL INFORMATION TECHNOLOGY		139,874,803

Materials - 1.9%
Chemicals - 1.0%
Ecolab Inc	11,127	2,734,238
International Flavors & Fragrances Inc	2,700	268,461
PPG Industries Inc	12,530	1,560,110
		4,562,809
Construction Materials - 0.5%
CRH PLC	24,746	2,361,511
Metals & Mining - 0.4%
Nucor Corp	9,919	1,406,911
Steel Dynamics Inc	1,740	227,070
		1,633,981
TOTAL MATERIALS		8,558,301

Real Estate - 0.3%
Retail REITs - 0.1%
Simon Property Group Inc	4,029	681,384
Specialized REITs - 0.2%
American Tower Corp	918	196,030
Public Storage Operating Co	2,587	851,278
		1,047,308
TOTAL REAL ESTATE		1,728,692

Utilities - 0.9%
Electric Utilities - 0.9%
NextEra Energy Inc	34,962	2,770,739
OGE Energy Corp	4,900	195,951
Xcel Energy Inc	16,111	1,076,376
		4,043,066
Independent Power and Renewable Electricity Producers - 0.0%
Vistra Corp	3,371	421,240
TOTAL UTILITIES		4,464,306

TOTAL UNITED STATES		436,614,444
TOTAL COMMON STOCKS (Cost $408,303,389)		440,086,572

Domestic Equity Funds - 0.8%
	Shares	Value ($)
iShares Core S&P 500 ETF (Cost $3,513,198)	6,600	3,770,184

Money Market Funds - 0.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $103,475)	4.87	103,455	103,475

Purchased Options - 1.6%
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
S&P 500 Index	Chicago Board Options Exchange	210	119,814,450	5,020	11/15/24	148,050
S&P 500 Index	Chicago Board Options Exchange	219	124,949,355	5,400	12/20/24	1,330,425
S&P 500 Index	Chicago Board Options Exchange	329	187,709,305	3,500	08/15/25	848,820
S&P 500 Index	Chicago Board Options Exchange	251	143,206,795	5,550	01/17/25	2,708,290
S&P 500 Index	Chicago Board Options Exchange	244	139,212,980	3,900	10/17/25	1,118,740
S&P 500 Index	Chicago Board Options Exchange	276	157,470,420	3,800	09/19/25	1,061,220

						7,215,545
TOTAL PURCHASED OPTIONS (Cost $9,238,433)						7,215,545

TOTAL INVESTMENT IN SECURITIES - 98.2% (Cost $421,158,495)	451,175,776
NET OTHER ASSETS (LIABILITIES) - 1.8% (b)	8,041,930
NET ASSETS - 100.0%	459,217,706

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	25	Dec 2024	7,173,125	(143,022)	(143,022)

The notional amount of futures purchased as a percentage of Net Assets is 1.6%

Security Type Abbreviations
ETF	-	Exchange Traded Fund

Legend

(a)	Non-income producing
(b)	Includes $416,778 of cash collateral to cover margin requirements for futures contracts.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	-	26,192,138	26,088,668	70,561	5	-	103,475	0.0%
Total	-	26,192,138	26,088,668	70,561	5	-	103,475

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.